Condensed Consolidated Statement of Stockholder's Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Non-controlling Interest	Stock Subscription Receivable	Total
Beginning balance at Dec. 31, 2017			$ (52,375)			$ (52,375)
Beginning balance, Shares at Dec. 31, 2017
Issuance of Founders' shares	$ 2,295					2,295
Issuance of Founders' shares, Shares	28,340,000
Recapitalization due to merger and forward stock split	$ 1,224	(1,224)
Recapitalization due to merger and forward stock split, Shares	6,310,000
Sale of common stock	$ 519	724,481				725,000
Sale of common stock, Shares	5,725,014
Issuance of common stock for services	$ 50	99,950				100,000
Issuance of common stock for services, shares	500,000
Issuance of options for services		226,530				226,530
Issuance of options for services, Shares
Issuance of warrants for services		1,375,538				1,375,538
Issuance of warrants for services, Shares
Proceeds from stock subscription receivable					(100,000)	(100,000)
Net loss			(2,628,817)			(2,628,817)
Ending balance at Dec. 31, 2018	$ 4,088	2,425,275	(2,681,192)		(100,000)	(351,829)
Ending balance, Shares at Dec. 31, 2018	40,875,014
Sale of common stock	$ 506	1,011,494				1,012,000
Sale of common stock, Shares	5,060,000
Issuance of options for services		244,062				244,062
Issuance of options for services, Shares
Issuance of warrants for services		103,632				103,632
Issuance of warrants for services, Shares
Issuance of common stock and warrants for cancellation of debt	$ 37	53,823				53,860
Issuance of common stock and warrants for cancellation of debt, Shares	375,000
Proceeds from stock subscription receivable					100,000	100,000
Net loss			(954,387)			(954,387)
Ending balance at Mar. 31, 2019	$ 4,631	3,838,286	(3,635,579)			207,338
Ending balance, Shares at Mar. 31, 2019	46,310,014
Beginning balance at Dec. 31, 2018	$ 4,088	2,425,275	(2,681,192)		(100,000)	(351,829)
Beginning balance, Shares at Dec. 31, 2018	40,875,014
Sale of common stock	$ 966	2,767,034				2,768,000
Sale of common stock, Shares	9,655,000
Cancelation of stock from legal settlement	$ (1,288)	(121,438)				(122,726)
Cancelation of stock from legal settlement, Shares	(12,878,437)
Cancelation of stock from debt	$ (250)	250
Cancelation of stock from debt, Shares	(2,500,000)
Issuance of shares for services	$ 10	49,990				50,000
Issuance of shares for services, Shares	100,000
Issuance of options for services		589,334				589,334
Issuance of options for services, Shares
Issuance of warrants for services		7,047,596				7,047,596
Issuance of warrants for services, Shares
Issuance of common stock for conversion of warrants	$ 507	(507)
Issuance of common stock for conversion of warrants, Shares	5,072,812
Warrants issued with notes		549,237				549,237
Intrinsic value of beneficial conversion feature		108,047				108,047
Issuance of common stock and warrants for cancellation of debt	$ 63	106,130				106,193
Issuance of common stock and warrants for cancellation of debt, Shares	636,665
Proceeds from stock subscription receivable					100,000	100,000
Issuances of common stock for acquisition	$ 296	2,209,704				2,210,000
Issuances of common stock for acquisition, Shares	2,960,769
Amendment to purchase agreement	$ (296)	1,657,032				1,656,736
Amendment to purchase agreement, Shares	(2,960,769)
Net loss			(12,560,570)	(527,605)		(13,088,175)
Ending balance at Dec. 31, 2019	$ 4,096	17,387,684	(15,241,762)	(527,605)		1,622,413
Ending balance, Shares at Dec. 31, 2019	40,961,054
Sale of common stock	$ 68	336,932				337,000
Sale of common stock, Shares	674,000
Issuance of options for services		121,539				121,539
Issuance of options for services, Shares
Issuance of warrants for services		206,265				206,265
Issuance of warrants for services, Shares
Warrants issued with notes		622,373				622,373
Warrants issued with notes, Shares
Issuances of common stock for merger	$ 1,200	5,998,800				6,000,000
Issuances of common stock for merger, shares	12,000,000
Reclassification of non-controlling interest for merger		(656,189)		656,189
Net loss			(3,576,755)	(128,584)		(3,705,339)
Ending balance at Mar. 31, 2020	$ 5,364	$ 24,017,404	$ (18,818,517)			$ 5,204,251
Ending balance, Shares at Mar. 31, 2020	53,635,054